Revenue and Assets by Geographical Area for Transportation Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting Information [Line Items]
Revenues	$ 637,317	$ 600,194
Property and Equipment (net)	231,198	228,572
Goodwill	141,454	141,669	$ 134,939
Transportation
Segment Reporting Information [Line Items]
Revenues	636,011	598,807
Property and Equipment (net)	231,198	228,572
Goodwill	141,454	141,669
Transportation | United States
Segment Reporting Information [Line Items]
Revenues	569,561	534,098
Property and Equipment (net)	206,476	202,055
Goodwill	107,329	107,386
Transportation | Canada
Segment Reporting Information [Line Items]
Revenues	66,450	64,709
Property and Equipment (net)	24,722	26,517
Goodwill	$ 34,125	$ 34,283